Loans and Loans Held for Sale (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Loans are as follows:

	December 31,
(Dollars in thousands)	2016	2015
Commercial business	$99,650	$99,277
Commercial real estate	242,393	207,250
Mortgage warehouse lines	216,259	216,572
Construction loans	96,035	93,745
Residential real estate loans	44,791	40,744
Loans to individuals	23,736	23,074
All other loans	207	233
Gross Loans	723,071	680,895
Deferred loan fees and costs, net	1,737	1,226
	$724,808	$682,121